ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of Details of Subsidiaries and VIE) (Details)	12 Months Ended
Dec. 31, 2014
Vimicro Sky-Vision Technology Corporation [Member]
Details of the subsidiaries and VIE [Line Items]
Percentage of Direct or Indirect Economic Ownership	100.00%
Place of Incorporation	PRC
Date of Incorporation	Mar. 31, 2010
Vimicro Corporation [Member]
Details of the subsidiaries and VIE [Line Items]
Percentage of Direct or Indirect Economic Ownership	100.00%
Place of Incorporation	PRC
Date of Incorporation	Oct. 31, 1999
Viewtel Corporation [Member]
Details of the subsidiaries and VIE [Line Items]
Percentage of Direct or Indirect Economic Ownership	100.00%
Place of Incorporation	United States of America
Date of Incorporation	Jun. 30, 1999
Vimicro Electronics International Limited [Member]
Details of the subsidiaries and VIE [Line Items]
Percentage of Direct or Indirect Economic Ownership	100.00%
Place of Incorporation	Hong Kong
Date of Incorporation	May 31, 2002
Vimicro Electronic Technology Corporation [Member]
Details of the subsidiaries and VIE [Line Items]
Percentage of Direct or Indirect Economic Ownership	100.00%
Place of Incorporation	PRC
Date of Incorporation	Apr. 30, 2007
Vimicro Electronics Corporation [Member]
Details of the subsidiaries and VIE [Line Items]
Percentage of Direct or Indirect Economic Ownership	50.01%
Place of Incorporation	PRC
Date of Incorporation	Dec. 31, 2008
Vimicro Guangdong Corporation [Member]
Details of the subsidiaries and VIE [Line Items]
Percentage of Direct or Indirect Economic Ownership	100.00%
Place of Incorporation	PRC
Date of Incorporation	Mar. 31, 2014
Guiyang Vimicro Electronics limited [Member]
Details of the subsidiaries and VIE [Line Items]
Percentage of Direct or Indirect Economic Ownership	100.00%
Place of Incorporation	PRC
Date of Incorporation	Jan. 31, 2012
Jiangsu Vimicro Electronics Limited [Member]
Details of the subsidiaries and VIE [Line Items]
Percentage of Direct or Indirect Economic Ownership	100.00%
Place of Incorporation	PRC
Date of Incorporation	Dec. 31, 2007
Vimicro Fuzhou Corporation [Member]
Details of the subsidiaries and VIE [Line Items]
Percentage of Direct or Indirect Economic Ownership	100.00%
Place of Incorporation	PRC
Date of Incorporation	Jul. 31, 2012